April 11, 2002

          SUPPLEMENT TO THE MARCH 1, 2002 CLASS A, CLASS B AND CLASS C
                       PROSPECTUS FOR PIONEER EUROPE FUND


The following supplements the corresponding section of the prospectus. Please refer to the prospectus for the full text of the supplemented section.

MANAGEMENT

PORTFOLIO MANAGER
Day-to-day   management  of  the  fund's  portfolio  is  the responsibility of a team of portfolio managers and analysts. The team manages other Pioneer mutual funds investing primarily in European securities. The team draws upon the research and investment management expertise of the global research team, which provides fundamental research on companies and buy and sell
recommendations  on  equity  securities,   and  Pioneer's   affiliate,   Pioneer
Investment Management Limited.

John A. Carey, director of portfolio management and an executive vice president of Pioneer, supervises the team. Mr. Carey joined Pioneer as an analyst in 1979.

                                                                 11749-00-0402
                                           (C) Pioneer Funds Distributor, Inc.
                                           Underwriter of Pioneer mutual funds

                                                                 April 11, 2002


                     SUPPLEMENT TO THE MARCH 1, 2002 CLASS Y
                       PROSPECTUS FOR PIONEER EUROPE FUND


The following supplements the corresponding section of the prospectus. Please refer to the prospectus for the full text of the supplemented section.

MANAGEMENT

PORTFOLIO MANAGER
Day-to-day   management  of  the  fund's  portfolio  is  the responsibility  of a team of portfolio managers and analysts. The team manages other Pioneer mutual funds investing primarily in European securities. The team draws upon the research and investment management expertise of the global research team, which provides fundamental research on companies and buy and sell
recommendations  on  equity  securities,   and  Pioneer's   affiliate,   Pioneer
Investment Management Limited.

John A. Carey, director of portfolio management and an executive vice president of Pioneer, supervises the team. Mr. Carey joined Pioneer as an analyst in 1979.

                                                                 11750-00-0402
                                           (C) Pioneer Funds Distributor, Inc.
                                           Underwriter of Pioneer mutual funds